Taxes (Details)	6 Months Ended					12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Taxes [Line Items]
Tax rate, percentage	1.00%	1.00%	1.00%
Assessable profits (in Dollars)			$ 2,000,000
Income tax rate, percentage	25.00%	25.00%	25.00%
Enterprise income tax, description	During the six months ended June 30, 2023, Xinjiang United Family and all its three branch offices qualified as small-scaled minimal profit enterprises. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022 and March 26, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2024. During the six months ended June 30, 2024, Xinjiang United Family and all its four branch offices did not qualify as small-scaled minimal profit enterprises and were subject to 25% income tax rate.	During the six months ended June 30, 2023, Xinjiang United Family and all its three branch offices qualified as small-scaled minimal profit enterprises. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022 and March 26, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2024. During the six months ended June 30, 2024, Xinjiang United Family and all its four branch offices did not qualify as small-scaled minimal profit enterprises and were subject to 25% income tax rate.	During the six months ended June 30, 2023, Xinjiang United Family and all its three branch offices qualified as small-scaled minimal profit enterprises. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022 and March 26, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2024. During the six months ended June 30, 2024, Xinjiang United Family and all its four branch offices did not qualify as small-scaled minimal profit enterprises and were subject to 25% income tax rate.
Total tax exemption (in Dollars)	$ 12,505			$ 7,665
U.S. federal corporate income tax rate, percentage	21.00%	21.00%	21.00%
Favorable tax rate, percentage				2.50%	2.50%
Tax rates and tax exemption amount (in Dollars)	$ 96,381			$ 315,790
Effect of favorable tax rate (in Dollars per share) | $ / shares	$ 0.01			$ 0.03
Remaining balance carried forward (in Dollars)	$ 2,882,465					$ 13,920,136
Percentage of valuation allowance for deferred tax assets	100.00%	100.00%	100.00%			100.00%
UFG Entities [Member]
Taxes [Line Items]
Income tax rate, percentage	0.50%	0.50%	0.50%
Income tax assessed rate, percentage				0.50%	0.50%
Xinjiang United Family [Member]
Taxes [Line Items]
Favorable tax rate, percentage	25.00%	25.00%	25.00%
Minimum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 33,000
Minimum [Member] | UFG Entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		33,000			¥ 33,000
Maximum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		180,000
Maximum [Member] | UFG Entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 180,000			¥ 180,000
Hong Kong [Member]
Taxes [Line Items]
Tax rate, percentage	8.25%	8.25%	8.25%
Assessable profits (in Dollars)			$ 2,000,000
Assessable profit, percentage	16.50%	16.50%	16.50%
PRC [Member] | Minimum [Member] | UFG Entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 33,000
PRC [Member] | Maximum [Member] | UFG Entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 180,000
UNITED STATES
Taxes [Line Items]
Remaining balance carried forward (in Dollars)	$ 960,466
Additional NOL (in Dollars)	$ 14,880,602
Branch Offices [Member] | UFG Entities [Member]
Taxes [Line Items]
Income tax assessed rate, percentage	0.50%	0.50%	0.50%
Taxable Net Income [Member]
Taxes [Line Items]
Percentage of income tax rate	0.50%	0.50%	0.50%
Taxable Net Income [Member] | UFG Entities [Member]
Taxes [Line Items]
Percentage of income tax assessed				0.50%	0.50%